UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2012

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (C) — 104.4%

CAYMAN ISLANDS — 96.8%
Aberdeen Loan Funding, Ser 2008-1A, Cl B
2.197%, 11/01/18 (A)(B)	$4,500,000	$3,669,300
ACAS Business Loan Trust, Ser 2004-1A, Cl C
1.560%, 10/25/17 (A)(B)	3,407,234	3,356,125
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.348%, 08/16/19 (A)(B)	5,149,595	3,952,314
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.898%, 11/18/19 (A)(B)	15,098,540	14,721,076
ACAS Business Loan Trust, Ser 2007-2A, Cl B
1.498%, 11/18/19 (A)(B)	6,509,847	5,598,468
Alesco Preferred Funding, Ser 2005-7A, Cl B
1.274%, 07/23/35 (A)(B)	4,000,000	560,000
AMMC CDO, Ser 2011-9A
0.000%, 01/15/22 (B)	5,000,000	4,450,000
AMMC CDO, Ser 2012-10A
0.000%, 04/11/22 (B)	6,250,000	5,562,500
Brentwood CLO, Ser 2006-1A, Cl B
1.367%, 02/01/22 (A)(B)	3,750,000	2,287,500
Callidus Debt Partners Fund, Ser 2001-1A, Cl B2
3.521%, 12/20/13 (A)(B)	164,304	161,429
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.730%, 04/20/22 (A)(B)	12,975,000	11,028,750
CIT CLO, Ser 2007-1A, Cl D
2.474%, 06/20/21 (A)(B)	3,000,000	2,130,000
Claris III Jr.
0.847%, 08/04/21	10,732,061	8,478,328
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.474%, 12/22/20 (A)	1,000,000	700,000

Description	Par Value	Fair Value

Commercial Industrial Finance, Ser 2006-2A, Cl B2L
4.488%, 03/01/21 (A)(B)	$2,364,092	$1,678,506
Commercial Industrial Finance, Ser 2007-1A, Cl A3L
1.263%, 05/10/21 (A)(B)	2,800,000	2,147,320
Commercial Industrial Finance, Ser 2007-1A, Cl B2L
4.413%, 05/10/21 (A)	3,011,795	2,078,138
Commercial Industrial Finance, Ser 2007-2A, Cl B
1.317%, 04/15/21 (A)(B)	5,000,000	3,625,000
Commercial Industrial Finance, Ser 2007-3A, Cl B
1.809%, 07/26/21 (A)(B)	12,000,000	9,306,000
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl A3A
1.124%, 03/23/23 (A)(B)	5,500,000	3,746,875
Copper River CLO, Ser 2007-1A, Cl D
2.061%, 01/20/21 (A)(B)	2,000,000	1,440,000
Eastland CLO, Ser 2007-1A, Cl B
1.247%, 05/01/22 (A)(B)	10,000,000	6,450,000
Emerson Place CLO, Ser 2006-1A, Cl D
2.117%, 01/15/19 (A)(B)	11,000,000	6,875,000
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
2.103%, 11/15/20 (A)(B)	15,996,000	11,357,160
Foxe Basin CLO 2003, Ser 2003-1A, Cl C
3.724%, 12/15/15 (A)(B)	5,319,952	4,787,957
Franklin CLO IV Pref.
0.000%, 09/20/15	20,000	80,000
Freidbergmilstein Private Capital Fund
0.000%, 01/15/19 (A)	10,000	15,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl C1
2.017%, 01/15/19 (A)(B)	4,000,000	3,700,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
3.067%, 01/15/19 (A)(B)	9,847,716	8,272,082

1

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2012

Description	Par Value	Fair Value

Gannett Peak CLO, Ser 2006-1A
2.077%, 10/27/20 (A)(B)	$2,500,000	$1,650,000
Gem Ligos II, Ser 2006-3A, Cl A2
1.290%, 03/23/21 (A)(B)	32,500,000	26,975,000
GEMC, Ser 2005-8A, Cl A3
1.600%, 06/23/17 (A)(B)	10,000,000	8,800,000
Gleneagles CLO, Ser 2005-1A, Cl A2
0.947%, 11/01/17 (A)(B)	2,328,000	1,903,140
Gleneagles CLO, Ser 2005-1A, Cl B
1.097%, 11/01/17 (A)(B)	22,500,000	17,775,000
Gleneagles CLO, Ser 2005-1A, Cl C
1.447%, 11/01/17 (A)(B)	22,000,000	15,070,000
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
1.161%, 12/20/18 (A)(B)	23,500,000	19,262,950
Grayson CLO, Ser 2006-1A, Cl B
1.247%, 11/01/21 (A)(B)	9,189,000	5,880,960
Grayson CLO, Ser 2006-1A, Cl C
2.097%, 11/01/21 (A)(B)	17,000,000	9,647,500
GSC Capital Loan Funding CLO, Ser 2005-1A, Cl D
1.393%, 02/18/20 (A)(B)	5,000,000	3,800,000
GSC Partners CDO Fund, Ser 2006-7A, Cl C
1.491%, 05/25/20 (A)(B)	13,000,000	9,750,000
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.317%, 04/17/21 (A)(B)	5,000,000	3,522,550
Highland Loan Funding V, Ser 2001-1A, Cl A2A
1.227%, 08/01/14 (A)(B)	5,000,000	4,550,000
Highland Loan Funding V, Ser 2001-1A, Cl B
1.817%, 08/01/14 (A)(B)	5,085,493	4,042,967
Jasper CLO, Ser 2005-1A, Cl B
1.127%, 08/01/17 (A)(B)	946,000	785,180
Jasper CLO, Ser 2005-1A, Cl C
1.447%, 08/01/17 (A)(B)	500,000	330,500

Description	Par Value	Fair Value

Kingsland, Ser 2006-2A, Cl D
5.061%, 04/21/21 (A)(B)	$4,500,000	$3,162,600
LCM, Ser 2010-8A, Cl LP
0.000%, 01/14/21 (B)	2,000,000	1,700,000
Lightpoint CLO, Ser 2007-7A, Cl D
4.503%, 05/15/21 (A)(B)	2,260,000	1,592,328
MC Funding, Ser 2006-1A, Cl E
4.224%, 12/20/20 (A)(B)	12,760,000	9,954,076
Newstar Trust, Ser 2007-1A, Cl A1
0.729%, 09/30/22 (A)(B)	7,957,969	7,341,226
Northwoods Capital, Ser 2005-5A, Cl C1
2.325%, 12/07/20 (A)(B)	7,000,000	5,006,120
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.937%, 06/27/22 (A)(B)	500,000	405,000
Preferred Term Securities XIX
0.824%, 12/22/35 (A)(B)	9,763,620	5,662,899
Preferred Term Securities XVI
0.974%, 03/23/35 (A)(B)	3,952,321	2,055,207
Red River CLO, Ser 2006-1A, Cl B
0.997%, 07/27/18 (A)	15,000,000	11,475,000
Red River CLO, Ser 2006-1A, Cl C
1.267%, 07/27/18 (A)	10,000,000	6,700,000
Red River CLO, Ser 2006-1A, Cl D
2.197%, 07/27/18 (A)	23,296,000	14,094,080
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.847%, 08/01/21 (A)(B)	13,659,592	11,849,696
Rockwall CDO, Ser 2006-1A, Cl A1LB
1.047%, 08/01/21 (A)(B)	14,719,000	11,333,630
Rockwall CDO, Ser 2006-1A, Cl A2L
1.197%, 08/01/21 (A)(B)	9,388,055	6,665,519

2

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2012

Description	Par Value	Fair Value

Rockwall CDO, Ser 2007-1A, Cl A1LA
0.797%, 08/01/24 (A)(B)	$ 28,326,455	$23,794,223
Sapphire Valley CDO, Ser 2006-1A, Cl B
1.002%, 12/15/22 (A)(B)	10,000,000	6,893,000
Sargas CLO I, Ser 2006-1A, Cl B
1.191%, 08/27/20 (A)(B)	1,000,000	760,000
Southfork CLO, Ser 2005-1A, Cl C
2.647%, 02/01/17 (A)(B)	14,750,000	9,882,500
Southport CLO, Ser 2004-1A, Cl D
6.567%, 10/15/16 (A)(B)	989,691	831,341
Stone Tower CDO, Ser 2004-1A, Cl A2L
1.803%, 01/29/40 (A)(B)	18,524,000	15,097,060
Stone Tower CDO, Ser 2005-2A, Cl A1LB
1.005%, 11/17/40 (A)(B)	14,656,176	12,091,345
Telos CLO, Ser 2006-1A, Cl D
2.280%, 10/11/21 (A)(B)	18,000,000	12,240,000
Telos CLO, Ser 2007-2A, Cl D
2.767%, 04/15/22 (A)(B)	12,000,000	8,040,000
Trapeza CDO I, Ser 2004-7A, Cl A1
0.970%, 01/25/35 (A)(B)	12,125,181	7,032,605
Tricadia CDO, Ser 2003-1AR, Cl A2L
0.989%, 02/28/16 (A)(B)	11,202,558	9,998,283
Tricadia CDO, Ser 2007-1AR, Cl A1LA
0.989%, 02/28/16 (A)(B)	3,160,765	2,907,904
Westwood CDO, Ser 2007-2A, Cl D
2.360%, 04/25/22 (A)(B)	4,440,000	2,930,400
Zais Investment Grade, Ser 2000-2A
1.320%, 05/17/15 (A)(B)	4,233,087	4,171,580
Zohar CDO, Ser 2007-3A, Cl A2
1.024%, 04/15/19 (A)(B)	40,000,000	26,800,000

		508,428,197

Description	Par Value	Fair Value

IRELAND — 3.0%
ICE EM CLO, Ser 2007-1A, Cl A2
1.356%, 08/15/22 (A)(B)	$14,007,000	$10,960,477
ICE EM CLO, Ser 2007-1A, Cl A3
1.606%, 08/15/22 (A)(B)	6,783,000	4,985,505

		15,945,982

UNITED STATES — 4.6%
ACAS Business Loan Trust, Ser 2006-1A, Cl C
1.141%, 11/27/19 (A)(B)	12,600,000	10,237,500
Colts Trust, Ser 2006-2A, Cl D
2.324%, 12/20/18 (A)(B)	6,400,000	5,619,008
MCG Commercial Loan Trust, Ser 2006-1A, Cl C
1.611%, 04/20/18 (A)(B)	1,325,000	1,060,000
MCG Commercial Loan Trust, Ser 2006-1A, Cl D
2.811%, 04/20/18 (A)(B)	9,788,269	6,974,142

		23,890,650

Total Asset-Backed Securities (Cost $512,387,325)		548,264,829

3

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2012

Description	Shares	Fair Value

PREFERRED STOCK — 0.3%

UNITED STATES — 0.3%
ING Investment Management, Ser 2012-1, Cl 1 (B)(C)(F)	2,110	$1,772,400

Total Preferred Stock (Cost $1,772,400)		1,772,400

MONEY MARKET FUND — 1.5%

UNITED STATES — 1.5%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.080% (D)(E)	7,951,166	7,951,166

Total Money Market Fund (Cost $7,951,166)		7,951,166

Total Investments — 106.2% (Cost $522,110,891) (G)		$557,988,395

Percentages based on Partners’ Capital of $525,179,937.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of March 31, 2012.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2012 was $550,037,229 and represented 104.7% of Partners’ Capital.

(D)	Rate shown is the 7-day effective yield as of March 31, 2012. (E) Investment in affiliated security.

(F)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2012, the total market value of the security was $1,772,400, representing 0.3% of net assets.

(G)	The aggregate cost of investments for tax purposes was $522,110,891. Net unrealized appreciation on investments for tax purposes was $35,877,504 consisting of $37,525,930 of gross unrealized appreciation and $(1,648,426) of gross unrealized depreciation.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$548,264,829	$548,264,829
Preferred Stock	—	—	1,772,400	1,772,400
Money Market Fund	7,951,166	—	—	7,951,166

Total Investments in Securities	$7,951,166	$—	$550,037,229	$557,988,395

4

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2012

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Preferred Stock	Hedge Funds
Beginning balance as of January 1, 2012	$390,710,512	$—	$2,961,790
Accrued discounts/premiums	11,080,657	—	1,461,790
Realized gain/(loss)	28,296,233	—	(1,278,179)
Change in unrealized appreciation/(depreciation)	1,784,978	—	—
Net purchases/sales	116,392,449	1,772,400	(3,145,401)
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of March 31, 2012	$548,264,829	$1,772,400	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$14,327,426	$—	$—

For the period ended March 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

5

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Structured Credit Fund, LP

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 25, 2012

By (Signature and Title)	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Treasurer

Date: May 25, 2012